Nuveen California AMT-Free Quality Municipal
Income Fund
Portfolio of Investments May 31, 2022
(Unaudited)
NKX
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 162.9% (100.0% of Total Investments)
MUNICIPAL BONDS - 162.9%  (100.0% of Total Investments)
Consumer Staples - 0.0% (0.0% of Total Investments)
$ 235 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020A, 4.000%, 6/01/49
6/30 at 100.00 BBB+ $ 235,797
Education and Civic Organizations - 3.1% (1.9% of Total Investments)
1,560 California Municipal Finance Authority, Revenue Bonds, Goodwill
Industries of Sacramento Valley & Northern Nevada Project, Series
2012A, 6.875%, 1/01/42, 144A
7/22 at 100.00 N/R 1,559,938
635 California School Finance Authority, School Facility Revenue Bonds,
Alliance for College-Ready Public Schools Project, Series 2015A,
5.000%, 7/01/45, 144A
7/25 at 100.00 BBB 653,510
750 California School Finance Authority, School Facility Revenue Bonds,
Alliance for College-Ready Public Schools Project, Series 2016A,
5.000%, 7/01/46, 144A
7/25 at 100.00 BBB 771,278
4,925 California School Finance Authority, School Facility Revenue Bonds,
Alliance for College-Ready Public Schools Project, Series 2016C,
5.000%, 7/01/46
7/25 at 101.00 BBB 5,106,585
280 California School Finance Authority, School Facility Revenue Bonds, Value
Schools, Series 2016A, 5.750%, 7/01/41, 144A
7/26 at 100.00 BB+ 298,810
1,725 California State University, Systemwide Revenue Bonds, Series 2016A,
4.000%, 11/01/38
5/26 at 100.00 Aa2 1,770,678
10,000 University of California, General Revenue Bonds, Series 2018AZ, 5.000%,
5/15/48
5/28 at 100.00 AA 11,027,800
19,875 Total Education and Civic Organizations 21,188,599
Health Care - 14.3% (8.8% of Total Investments)
California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2016B:
13,295 4.000%, 11/15/41 11/26 at 100.00 A1 13,489,240
2,960 5.000%, 11/15/46 11/26 at 100.00 A1 3,131,414
9,415 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Refunding Series 2017A, 5.000%, 11/15/48
11/27 at 100.00 A1 10,011,440
3,500 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Series 2018A, 5.000%, 11/15/48
11/27 at 100.00 A1 3,721,725
1,255 California Health Facilities Financing Authority, Revenue Bonds, Children's
Hospital Los Angeles, Series 2012A, 5.000%, 11/15/29
11/22 at 100.00 BBB+ 1,264,726
1,000 California Health Facilities Financing Authority, Revenue Bonds, Children's
Hospital Los Angeles, Series 2017A, 5.000%, 8/15/47
8/27 at 100.00 BBB+ 1,051,560
1,000 California Health Facilities Financing Authority, Revenue Bonds, City of
Hope National Medical Center, Series 2012A, 5.000%, 11/15/35
11/22 at 100.00 A+ 1,013,120
2,930 California Health Facilities Financing Authority, Revenue Bonds, City of
Hope National Medical Center, Series 2019, 4.000%, 11/15/45
11/29 at 100.00 A+ 2,938,409
11,720 California Health Facilities Financing Authority, Revenue Bonds,
CommonSpirit Health,  Series 2020A, 4.000%, 4/01/49
4/30 at 100.00 BBB+ 11,458,292
10,000 California Health Facilities Financing Authority, Revenue Bonds, Kaiser
Permanente System, Series 2017A-2, 4.000%, 11/01/44
11/27 at 100.00 AA- 10,108,000
2,520 California Health Facilities Financing Authority, Revenue Bonds, Lucile
Salter Packard Children's Hospital, Series 2014A, 5.000%, 8/15/43
8/24 at 100.00 AA- 2,621,002
2,000 California Health Facilities Financing Authority, Revenue Bonds, Memorial
Health Services, Series 2012A, 5.000%, 10/01/33
10/22 at 100.00 AA- 2,019,020
California Health Facilities Financing Authority, Revenue
Bonds, Providence Health & Services, Refunding Series
2014A:
795 5.000%, 10/01/38 10/24 at 100.00 AA- 822,451
2,800 California Health Facilities Financing Authority, Revenue Bonds,
Providence Health & Services, Series 2014B, 5.000%, 10/01/44
10/24 at 100.00 AA- 2,886,912

Nuveen California AMT-Free Quality Municipal Income Fund
(contin-
ued)
Portfolio of Investments
May 31, 2022

NKX
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
$ 5,495 California Municipal Finance Authority, Revenue Bonds, Community
Health System, Series 2021A, 4.000%, 2/01/51 - AGM Insured
2/32 at 100.00 N/R $ 5,523,739
250 California Municipal Finance Authority, Revenue Bonds, Eisenhower
Medical Center, Refunding Series 2017A, 5.000%, 7/01/42
7/27 at 100.00 Baa2 258,262
1,690 California Municipal Finance Authority, Revenue Bonds, NorthBay
Healthcare Group, Series 2017A, 5.250%, 11/01/36
11/26 at 100.00 BBB- 1,800,205
California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A:
1,200 5.250%, 12/01/44 12/24 at 100.00 BB 1,230,228
4,000 5.500%, 12/01/54 12/24 at 100.00 BB 4,115,640
14,740 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A,
5.250%, 12/01/56, 144A
6/26 at 100.00 BB 15,012,543
2,000 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2018A,
5.250%, 12/01/48, 144A
6/28 at 100.00 BB 2,047,900
California Statewide Community Development Authority,
Revenue Bonds, Daughters of Charity Health System,
Series 2005A:
60 5.750%, 7/01/24 (4),(5) 1/22 at 100.00 N/R 53,743
362 5.750%, 7/01/30 (4),(5) 1/22 at 100.00 N/R 325,528
9 5.750%, 7/01/35 (4),(5) 1/22 at 100.00 N/R 8,061
94,996 Total Health Care 96,913,160
Housing/Multifamily - 17.4% (10.7% of Total Investments)
7,680 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Creekwood, Series 2021A, 4.000%, 2/01/56, 144A
8/31 at 100.00 N/R 6,670,310
7,570 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Glendale Properties, Junior Series 2021A-2, 4.000%,
8/01/47, 144A
8/31 at 100.00 N/R 6,274,773
3,590 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A, 5.000%,
2/01/50, 144A
2/30 at 100.00 N/R 3,542,074
2,970 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Stoneridge Apartments, Series 2021A, 4.000%,
2/01/56, 144A
2/31 at 100.00 N/R 2,557,408
3,185 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Summit at Sausalito Apartments, Series 2021A-1,
3.000%, 2/01/57, 144A
8/32 at 100.00 N/R 2,423,498
230 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Summit at Sausalito Apartments, Series 2021A-2,
4.000%, 2/01/50, 144A
8/32 at 100.00 N/R 184,853
500 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Verdant at Green Valley Apartments, Series 2019A,
5.000%, 8/01/49, 144A
8/29 at 100.00 N/R 495,560
4,750 California Community Housing Agency, Workforce Housing Revenue
Bonds, Annadel Apartments, Series 2019A, 5.000%, 4/01/49, 144A
4/29 at 100.00 N/R 4,599,662
7,837 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series 2019-2, 4.000%, 3/20/33
No Opt. Call BBB+ 7,843,408
6,464 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series 2021-1, 3.500%, 11/20/35
No Opt. Call BBB+ 6,200,100
1,166 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series2019-1, 4.250%, 1/15/35
No Opt. Call BBB+ 1,180,465
California Municipal Finance Authority, Mobile Home Park
Revenue Bonds, Caritas Affordable Housing Inc Projects,
Senior Series 2014A:
260 5.250%, 8/15/39 8/24 at 100.00 A- 267,834
705 5.250%, 8/15/49 8/24 at 100.00 A- 722,787
140 California Public Finance Authority, University Housing Revenue Bonds,
National Campus Community Development - Claremont Properties LLC
Claremont Colleges Project, Series 2017A, 5.000%, 7/01/37, 144A
7/27 at 100.00 Caa2 114,299

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Housing/Multifamily (continued)
$ 8,205 CMFA Special Finance Agency I, California, Essential Housing Revenue
Bonds, The Mix at Center City, Series 2021A-2, 4.000%, 4/01/56, 144A
4/31 at 100.00 N/R $ 7,211,210
2,740 CMFA Special Finance Agency, California, Essential Housing Revenue
Bonds, Enclave Apartments, Senior Series 2022A-1, 4.000%, 8/01/58,
144A
2/32 at 100.00 N/R 2,390,677
1,435 CMFA Special Finance Agency, California, Essential Housing Revenue
Bonds, Latitude 33, Senior Series 2021A-1, 3.000%, 12/01/56, 144A
12/31 at 100.00 N/R 1,022,380
1,440 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, 777 Place-Pomona, Senior Lien Series 2021A-1,
3.600%, 5/01/47, 144A
5/32 at 100.00 N/R 1,248,941
3,980 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, 777 Place-Pomona, Senior Lien Series 2021A-2,
3.250%, 5/01/57, 144A
5/32 at 100.00 N/R 3,056,242
595 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Acacia on Santa Rosa Creek, Mezzanine Lien Series
2021B, 4.000%, 10/01/46, 144A
10/31 at 100.00 N/R 481,510
1,950 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Acacia on Santa Rosa Creek, Senior Lien Series 2021A,
4.000%, 10/01/56, 144A
10/31 at 100.00 N/R 1,832,123
7,065 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Altana Glendale, Series 2021A-2, 4.000%, 10/01/56,
144A
10/31 at 100.00 N/R 6,236,841
8,125 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Center City Anaheim, Series 2020A, 5.000%, 1/01/54,
144A
1/31 at 100.00 N/R 8,141,494
1,250 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Dublin Social Senior Lien Series 2021A-2, 3.000%,
2/01/57, 144A
2/32 at 100.00 N/R 951,137
CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Millennium South Bay-
Hawthorne, Series 2021A-1 and A-2:
2,150 3.375%, 7/01/43, 144A 7/32 at 100.00 N/R 1,865,254
2,745 3.250%, 7/01/56, 144A 7/32 at 100.00 N/R 2,094,847
6,820 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Moda at Monrovia Station, Social Series 2021A-2,
4.000%, 10/01/56, 144A
10/31 at 100.00 N/R 6,127,565
CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Monterrey Station
Apartments, Senior Lien Series 2021A-1:
770 3.000%, 7/01/43, 144A 7/32 at 100.00 N/R 623,784
3,340 3.125%, 7/01/56, 144A 7/32 at 100.00 N/R 2,500,892
1,085 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Oceanaire-Long Beach, Social Series 2021A-2, 4.000%,
9/01/56, 144A
9/31 at 100.00 N/R 974,948
155 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Orange City Portfolio, Mezzanine Lien Series 2021B,
4.000%, 3/01/57, 144A
3/32 at 100.00 N/R 121,306
4,735 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Orange City Portfolio, Senior Lien Series 2021A-2,
3.000%, 3/01/57, 144A
3/32 at 100.00 N/R 3,601,678
3,020 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Parallel-Anaheim Series 2021A, 4.000%, 8/01/56, 144A
8/31 at 100.00 N/R 2,690,186
1,935 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Pasadena Portfolio Social Bond, Mezzanine Senior
Series 2021B, 4.000%, 12/01/56, 144A
12/31 at 100.00 N/R 1,520,678
1,555 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Pasadena Portfolio Social Bond, Series 2021A-2,
3.000%, 12/01/56
12/31 at 100.00 N/R 1,184,039
200 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Renaissance at City Center, Series 2020A, 5.000%,
7/01/51, 144A
7/31 at 100.00 N/R 200,860

Nuveen California AMT-Free Quality Municipal Income Fund
(contin-
ued)
Portfolio of Investments
May 31, 2022

NKX
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Housing/Multifamily (continued)
$ 2,720 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Union South Bay, Series 2021A-2, 4.000%, 7/01/56,
144A
7/31 at 100.00 N/R $ 2,360,688
1,975 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Senior Lien
Series 2021A-1, 3.000%, 6/01/47, 144A
6/31 at 100.00 N/R 1,560,843
7,200 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Senior Lien
Series 2021A-2, 3.125%, 6/01/57, 144A
6/31 at 100.00 N/R 5,211,648
7,285 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Senior Lien Series 2021A-1,
3.000%, 12/01/49
6/32 at 100.00 N/R 5,267,784
3,285 Independent Cities Finance Authority, California, Mobile Home Park
Revenue Bonds,  Rancho Vallecitos Mobile Home Park, Series 2013,
5.000%, 4/15/38
4/23 at 100.00 A- 3,317,883
La Verne, California, Mobile Home Park Revenue Bonds,
Copacabana Mobile Home Park, Refunding Series 2014:
670 5.000%, 6/15/44 6/24 at 100.00 A+ 703,004
185 5.000%, 6/15/49 6/24 at 100.00 A+ 193,664
135,662 Total Housing/Multifamily 117,771,137
Long-Term Care - 0.5% (0.3% of Total Investments)
1,755 California Health Facilities Financing Authority, Insured Revenue Bonds,
Community Program for Persons with Developmental Disabilities, Series
2011A, 6.250%, 2/01/26
7/22 at 100.00 AA 1,761,020
1,300 California Health Facilities Financing Authority, Revenue Bonds, Northern
California Presbyterian Homes & Services Inc., Refunding Series 2015,
5.000%, 7/01/39
7/25 at 100.00 AA 1,398,228
3,055 Total Long-Term Care 3,159,248
Tax Obligation/General - 33.5% (20.6% of Total Investments)
1,600 California State, General Obligation Bonds, Refunding Various Purpose
Series 2016, 5.000%, 8/01/33
8/26 at 100.00 Aa2 1,762,112
15,000 California State, General Obligation Bonds, Refunding Various Purpose
Series 2021, 5.000%, 10/01/37
10/31 at 100.00 N/R 17,776,800
California State, General Obligation Bonds, Various Purpose
Series 2013:
3,500 5.000%, 4/01/37 4/23 at 100.00 Aa2 3,589,530
2,000 5.000%, 2/01/43 2/23 at 100.00 Aa2 2,038,500
5,520 5.000%, 11/01/43 11/23 at 100.00 Aa2 5,750,736
California State, General Obligation Bonds, Various Purpose
Series 2014:
2,460 5.000%, 10/01/39 10/24 at 100.00 Aa2 2,608,338
9,000 5.000%, 12/01/43 12/23 at 100.00 Aa2 9,398,520
9,000 5.000%, 10/01/44 10/24 at 100.00 Aa2 9,500,670
8,000 California State, General Obligation Bonds, Various Purpose Series 2015,
5.000%, 3/01/45
3/25 at 100.00 Aa2 8,472,240
5,390 California State, General Obligation Bonds, Various Purpose Series 2016,
5.000%, 9/01/46
9/26 at 100.00 Aa2 5,827,614
7,995 California State, General Obligation Bonds, Various Purpose Series 2017,
5.000%, 11/01/47
11/27 at 100.00 Aa2 8,748,928
2,000 Chaffey Community College District, San Bernardino County, California,
General Obligation Bonds, Taxable Refunding Series 2019, 4.000%,
6/01/43
6/28 at 100.00 N/R 2,059,020
20,750 Coachella Valley Unified School District, Riverside County, California,
General Obligation Bonds, Election 2005 Series 2010C, 0.000%,
8/01/43 - AGM Insured
No Opt. Call AA 8,272,818
9,840 Corona-Norco Unified School District, Riverside County, California,
General Obligation Bonds, Election 2014, Series 2018B, 5.000%,
8/01/47
8/28 at 100.00 AAA 10,855,586
3,065 Lucia Mar Unified School District, San Luis Obispo County, California,
General Obligation Bonds, Election 2016 Series 2017A, 4.000%,
8/01/46
8/27 at 100.00 Aa2 3,110,485

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
$ 1,500 Marin Healthcare District, Marin County, California, General Obligation
Bonds, 2013 Election, Series 2015A, 4.000%, 8/01/45
8/25 at 100.00 N/R $ 1,517,505
4,500 Mount Diablo Unified School District, Contra Costa County, California,
General Obligation Bonds, Series 2010A, 0.000%, 8/01/30 - AGM
Insured (6)
8/25 at 100.00 AA 4,895,280
1,300 Mount San Jacinto Community College District, Riverside County,
California, General Obligation Bonds, Election 2014, Series 2018B,
4.000%, 8/01/43
8/28 at 100.00 Aa1 1,339,273
2,125 Pajaro Valley Unified School District, Santa Cruz County, California,
General Obligation Bonds, Refunding Election 2012 Series 2013A,
4.250%, 8/01/47
8/23 at 100.00 N/R 2,138,239
Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1:
2,565 4.000%, 7/01/41 7/31 at 103.00 N/R 2,436,545
4,973 4.000%, 7/01/46 7/31 at 103.00 N/R 4,652,589
11,980 San Diego Unified School District, San Diego County, California, General
Obligation Bonds, Refunding Series 2012R-1, 0.000%, 7/01/31
No Opt. Call Aa2 8,957,805
2,000 San Mateo County Community College District, California, General
Obligation Bonds, Election 2014 Series 2018B, 5.000%, 9/01/45
9/28 at 100.00 AAA 2,237,740
2,670 San Mateo Union High School District, San Mateo County, California,
General Obligation Bonds, Capital Appreciation, Election 2010,
Refunding Series 2011A, 0.000%, 9/01/33 (6)
No Opt. Call Aaa 2,433,545
1,730 Sonoma County Junior College District, California, General Obligation
Bonds, Election 2014 Series 2019B, 3.000%, 8/01/36
8/29 at 100.00 AA 1,649,901
10,000 Southwestern Community College District, San Diego County, California,
General Obligation Bonds, Election of 2008, Series 2011C, 0.000%,
8/01/41
No Opt. Call Aa2 4,865,800
Stockton Unified School District, San Joaquin County,
California, General Obligation Bonds, Election 2008 Series
2011D:
23,280 0.000%, 8/01/47 - AGC Insured (6) 8/37 at 100.00 AA 25,675,512
38,845 0.000%, 8/01/50 - AGM Insured (6) 8/37 at 100.00 AA 42,912,071
15,780 Sylvan Union School District, Stanislaus County, California, General
Obligation Bonds, Election of 2006, Series 2010, 0.000%, 8/01/49 -
AGM Insured (6)
No Opt. Call AA 14,126,414
8,345 Yosemite Community College District, California, General Obligation
Bonds, Capital Appreciation, Election 2004, Series 2010D, 0.000%,
8/01/42 (6)
No Opt. Call Aa2 7,102,263
236,713 Total Tax Obligation/General 226,712,379
Tax Obligation/Limited - 25.8% (15.8% of Total Investments)
1,000 Bell Community Redevelopment Agency, California, Tax Allocation Bonds,
Bell Project Area, Series 2003, 5.625%, 10/01/33 - RAAI Insured
7/22 at 100.00 AA 1,003,580
5,720 Brea and Olinda Unified School District, Orange County, California,
Certificates of Participation Refunding, Series 2002A, 5.125%, 8/01/26 -
AGM Insured
7/22 at 100.00 AA 5,735,616
California Infrastructure and Economic Development Bank,
Revenue Bonds, North County Center for Self-Sufficiency
Corporation, Series 2004:
1,695 5.000%, 12/01/22 - AMBAC Insured 7/22 at 100.00 AA+ 1,700,017
1,780 5.000%, 12/01/23 - AMBAC Insured 7/22 at 100.00 AA+ 1,785,020
1,865 5.000%, 12/01/24 - AMBAC Insured 7/22 at 100.00 AA+ 1,870,763
7,000 California State Public Works Board, Lease Revenue Bonds, Department
of Corrections & Rehabilitation, Various Correctional Facilities Series
2013F, 5.250%, 9/01/31
9/23 at 100.00 Aa3 7,285,600
California State Public Works Board, Lease Revenue Bonds,
Department of Education, Riverside Campus Project,
Series 2012H:
2,790 5.000%, 4/01/30 7/22 at 100.00 Aa3 2,796,947
2,065 5.000%, 4/01/31 7/22 at 100.00 Aa3 2,070,121
20,330 California State Public Works Board, Lease Revenue Bonds, Judicial
Council of California, New Stockton Courthouse, Series 2014B, 5.000%,
10/01/39
10/24 at 100.00 Aa3 21,460,958

Nuveen California AMT-Free Quality Municipal Income Fund
(contin-
ued)
Portfolio of Investments
May 31, 2022

NKX
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 1,990 California State Public Works Board, Lease Revenue Bonds, Judicial
Council of California, Various Projects Series 2013A, 5.000%, 3/01/33
3/23 at 100.00 Aa3 $ 2,034,855
4,720 El Monte, California, Senior Lien Certificates of Participation, Department
of Public Services Facility Phase II, Series 2001, 5.250%, 1/01/34 -
AMBAC Insured
7/22 at 100.00 Aa2 4,735,529
Government of Guam, Business Privilege Tax Bonds,
Refunding Series 2015D:
7,610 5.000%, 11/15/30 11/25 at 100.00 BB 8,096,507
4,000 5.000%, 11/15/34 11/25 at 100.00 BB 4,237,440
90 Inglewood Redevelopment Agency, California, Tax Allocation Bonds,
Merged Redevelopment Project, Refunding Series 1998A, 5.250%,
5/01/23 - AMBAC Insured
No Opt. Call N/R 92,189
1,110 Lake Elsinore Public Financing Authority, California, Local Agency Revenue
Bonds, Refunding Series 2015, 5.000%, 9/01/40
9/25 at 100.00 N/R 1,155,410
2,000 Lammersville Joint Unified School District, California, Special Tax Bonds,
Community Facilities District  2007-1 Mountain House - Shea Homes
Improvement Area 1, Series 2013, 6.000%, 9/01/38
9/23 at 100.00 N/R 2,061,540
1,000 Lathrop, California, Limited Obligation Improvement Bonds, Crossroads
Assessment District, Series 2015, 5.000%, 9/02/40
9/25 at 100.00 N/R 1,040,940
Los Angeles County Metropolitan Transportation Authority,
California, Proposition A First Tier Senior Sales Tax
Revenue Bonds, Green Series 2017A:
7,860 5.000%, 7/01/39 7/27 at 100.00 AAA 8,689,780
7,140 5.000%, 7/01/41 7/27 at 100.00 AAA 7,871,350
3,220 Los Angeles County Metropolitan Transportation Authority, California,
Proposition C Sales Tax Revenue Bonds, Senior Lien Series 2017A,
5.000%, 7/01/42
7/27 at 100.00 AAA 3,545,445
3,855 Los Angeles County Public Works Financing Authority, California, Lease
Revenue Bonds, Series 2019E-1, 5.000%, 12/01/49
12/29 at 100.00 AA+ 4,314,747
475 Lynwood Redevelopment Agency, California, Tax Allocation Revenue
Bonds, Project Area A, Subordinate Lien Series 2011A, 7.250%, 9/01/38
7/22 at 100.00 A 476,815
Patterson Public Finance Authority, California, Revenue
Bonds, Community Facilities District 2001-1, Senior Series
2013A:
3,725 5.250%, 9/01/30 9/23 at 100.00 N/R 3,811,718
3,330 5.750%, 9/01/39 9/23 at 100.00 N/R 3,416,813
515 Patterson Public Finance Authority, California, Revenue Bonds, Community
Facilities District 2001-1, Subordinate Lien Series 2013B, 5.875%,
9/01/39
9/23 at 100.00 N/R 529,204
1,940 Perris Joint Powers Authority, California, Local Agency Revenue Bonds,
Community Facilities District 2001-1 May Farms Improvement Area 1,2
and 3, Refunding Series 2014A, 5.375%, 9/01/33
9/23 at 100.00 N/R 1,984,892
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
32,445 0.000%, 7/01/51 7/28 at 30.01 N/R 7,168,723
14,429 5.000%, 7/01/58 7/28 at 100.00 N/R 14,706,181
12 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.536%, 7/01/53
7/28 at 100.00 N/R 11,809
Riverside County, California, Special Tax Bonds, Community
Facilities District 05-8 Scott Road, Series 2013:
660 5.000%, 9/01/32 9/22 at 100.00 N/R 662,587
1,775 5.000%, 9/01/42 9/22 at 100.00 N/R 1,780,485
400 Roseville, California, Special Tax Bonds, Community Facilities District 1
Westpark, Refunding Series 2015, 5.000%, 9/01/33
9/25 at 100.00 N/R 418,136
Sacramento Area Flood Control Agency, California,
Consolidated Capital Assessment District 2 Bonds, Series
2016A:
3,695 5.000%, 10/01/36 10/26 at 100.00 AA 4,071,003
8,290 5.000%, 10/01/41 10/26 at 100.00 AA 9,049,364
6,230 5.000%, 10/01/47 10/26 at 100.00 AA 6,741,608
210 San Clemente, California, Special Tax Revenue Bonds, Community
Facilities District 2006-1 Marblehead Coastal, Series 2015, 5.000%,
9/01/40
9/25 at 100.00 N/R 218,591

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 1,480 San Diego Redevelopment Agency, California, Subordinate Lien Tax
Increment and Parking Revenue Bonds, Centre City Project, Series
2003B, 5.250%, 9/01/26
7/22 at 100.00 AAA $ 1,484,869
3,000 San Francisco Bay Area Rapid Transit District, California, Sales Tax Revenue
Bonds, Series 2019A, 3.000%, 7/01/44
7/27 at 100.00 AA+ 2,702,220
380 San Francisco City and County Redevelopment Agency Successor Agency,
California, Special Tax Bonds, Community Facilities District  6 Mission
Bay South Public Improvements, Refunding Series 2013A, 5.000%,
8/01/33
8/22 at 100.00 N/R 380,931
620 San Francisco City and County Redevelopment Agency Successor Agency,
California, Special Tax Bonds, Community Facilities District 7, Hunters
Point Shipyard Phase One Improvements, Refunding Series 2014,
5.000%, 8/01/39
8/24 at 100.00 N/R 636,604
2,700 San Francisco City and County Redevelopment Financing Authority,
California, Tax Allocation Revenue Bonds, San Francisco Redevelopment
Projects, Series 1998D, 0.000%, 8/01/24 - NPFG Insured
No Opt. Call AA 2,578,068
50 Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation
Bonds, Series 2011, 7.000%, 10/01/26
7/22 at 100.00 N/R 50,167
3,600 Stockton Public Financing Authority, California, Revenue Bonds, Arch Road
East Community Facility District 99-02, Series 2018A, 5.000%, 9/01/33
9/25 at 103.00 N/R 3,862,008
Temecula Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 16-01, Series 2017:
2,170 6.125%, 9/01/37, 144A 9/27 at 100.00 N/R 2,291,715
1,000 6.250%, 9/01/47, 144A 9/27 at 100.00 N/R 1,050,190
635 Transbay Joint Powers Authority, California, Tax Allocation Bonds, Senior
Green Series 2020A, 5.000%, 10/01/49
4/30 at 100.00 A- 697,509
4,500 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2012A, 5.000%, 10/01/32 - AGM Insured
10/22 at 100.00 AA 4,532,940
West Patterson Financing Authority, California, Special Tax
Bonds, Community Facilities District 2015-1 Arambel-
KDN, Refunding Series 2015:
350 5.250%, 9/01/35 9/25 at 100.00 N/R 367,682
790 5.250%, 9/01/45 9/25 at 100.00 N/R 823,780
4,090 West Sacramento Financing Authority, California, Special Tax Revenue
Bonds, Series 2014, 5.500%, 9/01/31
9/22 at 102.00 N/R 4,191,759
192,336 Total Tax Obligation/Limited 174,282,725
Transportation - 12.2% (7.5% of Total Investments)
9,005 Alameda Corridor Transportation Authority, California, Revenue Bonds,
Refunding Second Subordinate Lien Series  2016B, 5.000%, 10/01/36
10/26 at 100.00 BBB+ 9,515,133
Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Senior Lien
Series 2015E:
150 5.000%, 5/15/31 5/25 at 100.00 Aa2 160,202
1,270 5.000%, 5/15/34 5/25 at 100.00 Aa2 1,352,715
1,345 5.000%, 5/15/36 5/25 at 100.00 Aa2 1,431,120
4,000 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2017B, 5.000%,
5/15/42
5/27 at 100.00 Aa3 4,362,000
10,000 San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, Subordinate Series 2021A, 4.000%, 7/01/51
7/31 at 100.00 N/R 10,273,000
49,185 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Governmental Purpose Second Series
2017B, 5.000%, 5/01/47
5/27 at 100.00 A1 53,193,086
2,025 San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Refunding Senior Lien Toll Road Revenue Bonds, Series
2021A, 4.000%, 1/15/50
1/32 at 100.00 N/R 2,014,409
76,980 Total Transportation 82,301,665

Nuveen California AMT-Free Quality Municipal Income Fund
(contin-
ued)
Portfolio of Investments
May 31, 2022

NKX
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
U.S. Guaranteed - 27.3% (16.7% of Total Investments) (7)
$ 1,050 ABAG Finance Authority for Non-Profit Corporations, California, Revenue
Bonds, The Jackson Laboratory, Series 2012, 5.000%, 7/01/37, (Pre-
refunded 7/01/22)
7/22 at 100.00 A1 $ 1,053,297
1,115 Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area
Toll Bridge, Series 2013S-4, 5.250%, 4/01/48, (Pre-refunded 4/01/23)
4/23 at 100.00 A1 1,148,528
7,600 Bay Area Water Supply and Conservation Agency, California, Revenue
Bonds, Capital Cost Recovery Prepayment Program, Series 2013A,
5.000%, 10/01/34, (Pre-refunded 4/01/23)
4/23 at 100.00 AA- 7,812,952
655 Beaumont Financing Authority, California, Local Agency Revenue Bonds,
Improvement Area 19C, Series 2013A, 5.000%, 9/01/27, (Pre-refunded
9/01/23)
9/23 at 100.00 N/R 681,619
3,000 California Educational Facilities Authority, Revenue Bonds, Pepperdine
University, Series 2015, 5.000%, 9/01/40, (Pre-refunded 9/01/25)
9/25 at 100.00 AA- 3,284,010
430 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Refunding Series 2015A, 5.000%, 8/15/43, (Pre-refunded
8/15/25)
8/25 at 100.00 A1 468,833
California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2016B:
2,040 5.000%, 11/15/46, (Pre-refunded 11/15/26) 11/26 at 100.00 N/R 2,286,126
California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Series 2016A:
18,430 5.000%, 11/15/41, (Pre-refunded 11/15/25) 11/25 at 100.00 A1 20,275,765
7,500 5.000%, 11/15/46, (Pre-refunded 11/15/25) 11/25 at 100.00 A1 8,251,125
California Health Facilities Financing Authority, Revenue
Bonds, Providence Health & Services, Refunding Series
2014A:
610 5.000%, 10/01/38, (Pre-refunded 10/01/24) 10/24 at 100.00 N/R 652,523
California Infrastructure and Economic Development Bank,
First Lien Revenue Bonds, San Francisco Bay Area Toll
Bridge, Series 2003A:
3,000 5.000%, 7/01/22 - AGM Insured, (ETM) 10/21 at 100.00 AA+ 3,009,540
2,250 5.000%, 7/01/36, (Pre-refunded 1/01/28) - AMBAC Insured 1/28 at 100.00 AA+ 2,584,418
3,000 California Infrastructure and Economic Development Bank, Infrastructure
State Revolving Fund Revenue Bonds, Series 2016A, 5.000%, 10/01/41,
(Pre-refunded 10/01/26)
10/26 at 100.00 AAA 3,359,730
4,475 California Municipal Finance Authority Charter School Revenue Bonds,
Albert Einstein Academies Project, Series 2013A, 7.125%, 8/01/43, (Pre-
refunded 8/01/23)
8/23 at 100.00 BB 4,752,763
155 California Municipal Finance Authority, Mobile Home Park Revenue
Bonds, Caritas Projects Series 2012A, 5.500%, 8/15/47, (Pre-refunded
8/15/22)
8/22 at 100.00 A- 156,364
350 California Municipal Finance Authority, Mobile Home Park Revenue
Bonds, Caritas Projects Series 2012B, 7.250%, 8/15/47, (Pre-refunded
8/15/22)
8/22 at 100.00 N/R 354,249
California Municipal Finance Authority, Mobile Home Park
Revenue Bonds, Windsor Mobile Country Club Series
2013A:
2,000 5.625%, 11/15/33, (Pre-refunded 11/15/23) 11/23 at 100.00 N/R 2,109,320
8,000 6.000%, 11/15/48, (Pre-refunded 11/15/23) 11/23 at 100.00 N/R 8,477,680
7,875 California Municipal Finance Authority, Revenue Bonds, Pomona College,
Series 2017, 5.000%, 1/01/48, (Pre-refunded 1/01/28)
1/28 at 100.00 AAA 8,978,760
6,750 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Junior Lien Series 2013C, 6.500%, 1/15/43,
(Pre-refunded 1/15/24)
1/24 at 100.00 BBB+ 7,200,023
Foothill/Eastern Transportation Corridor Agency, California,
Toll Road Revenue Bonds, Refunding Series 2013A:
14,885 5.750%, 1/15/46, (Pre-refunded 1/15/24) 1/24 at 100.00 A- 15,831,091
14,885 6.000%, 1/15/53, (Pre-refunded 1/15/24) 1/24 at 100.00 A- 15,882,741
1,000 Fullerton Community Facilities District 1, California, Special Tax Bonds,
Amerige Heights, Refunding Series 2012, 5.000%, 9/01/32, (Pre-
refunded 9/01/22)
9/22 at 100.00 A+ 1,009,370

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
U.S. Guaranteed (7) (continued)
$ 45,825 Golden State Tobacco Securitization Corporation, California, Enhanced
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Series
2015A, 5.000%, 6/01/45, (Pre-refunded 6/01/25)
6/25 at 100.00 Aa3 $ 49,859,891
1,000 Golden State Tobacco Securitization Corporation, California, Enhanced
Tobacco Settlement Asset-Backed Revenue Bonds, Series 2013A,
5.000%, 6/01/30, (Pre-refunded 6/01/23)
6/23 at 100.00 Aa3 1,034,430
Lake Elsinore Public Financing Authority, California, Local
Agency Revenue Bonds, Canyon Hills Improvement Area
D, Series 2014A:
1,140 5.500%, 9/01/33, (Pre-refunded 9/01/23) 9/23 at 100.00 N/R 1,193,341
2,105 5.750%, 9/01/44, (Pre-refunded 9/01/23) 9/23 at 100.00 N/R 2,209,955
1,115 Rio Elementary School District, California, Special Tax Bonds, Community
Facilities District 1, Series 2013, 5.500%, 9/01/39, (Pre-refunded
9/01/23)
9/23 at 100.00 N/R 1,167,873
995 San Marcos Public Financing Authority, California, Special Tax Revenue
Bonds, Refunding Series 2012D, 5.000%, 9/01/36, (Pre-refunded
9/01/22)
9/22 at 100.00 N/R 1,004,074
2,870 Sanger Unified School District, Fresno County, California, General
Obligation Bonds, Election 2012, Series 2014B, 5.000%, 8/01/39, (Pre-
refunded 8/01/24) - AGM Insured
8/24 at 100.00 AA 3,057,239
5,000 Walnut Valley Unified School District, Los Angeles County, California,
General Obligation Bonds, Election 2007 Measure S, Series 2014C,
5.000%, 8/01/39, (Pre-refunded 8/01/24)
8/24 at 100.00 Aa1 5,331,700
171,105 Total U.S. Guaranteed 184,479,330
Utilities - 28.8% (17.7% of Total Investments)
5,850 California Infrastructure and Economic Development Bank. Clean Water
State Revolving Fund Revenue Bonds, Green Series 2018, 5.000%,
10/01/43
4/28 at 100.00 AAA 6,520,644
3,675 California Pollution Control Financing Authority, Water Furnishing Revenue
Bonds, San Diego County Water Authoriity Desalination Project Pipeline,
Refunding Series 2019, 5.000%, 7/01/39, 144A
1/29 at 100.00 BBB 3,903,107
Long Beach Bond Finance Authority, California, Natural Gas
Purchase Revenue Bonds, Series 2007A:
2,490 5.000%, 11/15/35 No Opt. Call AA- 2,827,918
1,835 5.500%, 11/15/37 No Opt. Call AA- 2,199,926
10,000 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2012B, 5.000%, 7/01/43
7/22 at 100.00 Aa2 10,020,800
4,280 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2013B, 5.000%, 7/01/28
7/23 at 100.00 Aa2 4,428,388
5,000 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2016A, 5.000%, 7/01/46
1/26 at 100.00 Aa2 5,354,400
6,015 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2017A, 5.000%, 7/01/42
1/27 at 100.00 Aa2 6,564,170
12,900 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2017C, 5.000%, 7/01/47
7/27 at 100.00 Aa2 14,110,794
3,575 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2019D, 5.000%, 7/01/44
7/29 at 100.00 Aa2 4,048,187
3,500 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2021C, 5.000%, 7/01/51
7/31 at 100.00 N/R 4,027,520
3,750 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Tender Option Bond Trust 3345. As Of 6/4/2015
Converted to Trust 2015-XF2047, 15.542%, 7/01/43, 144A, (IF) (8)
7/22 at 100.00 Aa2 3,781,275
3,775 Los Angeles Department of Water and Power, California, Waterworks
Revenue Bonds, Refunding Series 2016B, 5.000%, 7/01/35
1/26 at 100.00 AA+ 4,109,352
Los Angeles Department of Water and Power, California,
Waterworks Revenue Bonds, Series 2012A:
8,000 5.000%, 7/01/43 7/22 at 100.00 N/R 8,025,120
8,000 5.000%, 7/01/43 7/22 at 100.00 N/R 8,016,960
10,515 Los Angeles Department of Water and Power, California, Waterworks
Revenue Bonds, Series 2014A, 5.000%, 7/01/44
7/24 at 100.00 AA+ 11,077,973

Nuveen California AMT-Free Quality Municipal Income Fund
(contin-
ued)
Portfolio of Investments
May 31, 2022

NKX
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
Los Angeles Department of Water and Power, California,
Waterworks Revenue Bonds, Series 2016A:
$ 5,680 5.000%, 7/01/35 1/26 at 100.00 AA+ $ 6,183,078
1,000 5.000%, 7/01/36 1/26 at 100.00 AA+ 1,086,880
Los Angeles Department of Water and Power, California,
Waterworks Revenue Bonds, Series 2017A:
9,455 5.000%, 7/01/44 1/27 at 100.00 AA+ 10,310,488
5,000 5.250%, 7/01/44 1/27 at 100.00 AA+ 5,505,650
2,210 Los Angeles, California, Wastewater System Revenue Bonds, Green
Subordinate Lien Series 2017A, 5.250%, 6/01/47
6/27 at 100.00 AA 2,435,464
5,000 Los Angeles, California, Wastewater System Revenue Bonds, Green
Subordinate Series 2018A, 5.000%, 6/01/48
6/28 at 100.00 AA 5,531,900
9,500 Los Angeles, California, Wastewater System Revenue Bonds, Refunding
Green Series 2015A, 5.000%, 6/01/44
6/25 at 100.00 AA+ 10,105,055
Los Angeles, California, Wastewater System Revenue Bonds,
Refunding Subordinate Lien Series 2013A:
2,000 5.000%, 6/01/34 6/23 at 100.00 AA 2,063,200
3,500 5.000%, 6/01/35 6/23 at 100.00 AA 3,609,550
1,000 New York State Environmental Facilities Corporation, State Clean Water
and Drinking Water Revolving Funds Revenue Bonds, New York City
Municipal Water Finance Authority Projects-Second Resolution Bonds,
Subordinated SRF Series 2018B, 5.000%, 6/15/48
6/28 at 100.00 AAA 1,106,990
Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Senior Lien Series 2012A:
580 5.500%, 7/01/28 7/22 at 100.00 CCC 581,920
2,140 5.750%, 7/01/37 7/22 at 100.00 CCC 2,147,511
1,750 6.000%, 7/01/47 7/22 at 100.00 CCC 1,756,475
4,500 Rancho California Water District Financing Authority, California, Revenue
Bonds, Refunding Series 2019A, 3.000%, 8/01/40
2/30 at 100.00 AAA 4,186,080
2,500 Sacramento County Sanitation Districts Financing Authority, California,
Revenue Bonds, Sacramento Regional County Sanitation District, Series
2014A, 5.000%, 12/01/33
6/24 at 100.00 AA 2,641,675
4,000 San Diego Public Facilities Financing Authority, California, Water Utility
Revenue Bonds, Refunding Subordinate Lien Series 2016B, 5.000%,
8/01/37
8/26 at 100.00 Aa3 4,386,680
26,220 San Francisco City and County Public Utilities Commission, California,
Water Revenue Bonds, Refunding Green Series 2017D, 5.000%,
11/01/33, (UB) (8)
11/27 at 100.00 Aa2 29,274,892
2,975 Southern California Public Power Authority, California, Revenue Bonds,
Apex Power Project Series 2014A, 5.000%, 7/01/37
7/24 at 100.00 AA- 3,140,499
182,170 Total Utilities 195,070,521
$ 1,113,127 Total Long-Term Investments (cost $1,058,045,687) 1,102,114,561
Floating Rate Obligations - (3.1)%   (20,975,000)
MuniFund Preferred Shares, net of deferred offering costs - (20.7)% (9) (140,013,269)
Variable Rate Demand Preferred Shares, net of deferred offering costs - (43.0)% (10) (290,611,447)
Other Assets Less Liabilities - 3.9% 25,977,192
Net Assets Applicable to Common Shares - 100% $ 676,492,037

are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 1,101,727,229 $ 387,332 $ 1,102,114,561
Total
$ – $ 1,101,727,229 $ 387,332 $ 1,102,114,561
* Refer to the Fund’s Portfolio of Investments for securities classified as Level 3.
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5) Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(6) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(7) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(8) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(9) MuniFund Preferred Shares , net of deferred offering costs as a percentage of Total Investments is 12.7%.
(10) Variable Rate Demand Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 26.4%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.